Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 603,351	$ 1,288,495	$ 1,466,019
Restricted cash	200,000	1,100,000
Accounts receivable:
Trade, net	1,284,026	855,963
Other	591,004	21,697
Related party	117,922	27,818
Inventory		24,999
Other assets	376,370	373,074
Total current assets	3,172,673	3,692,046	1,466,019
PROPERTY AND EQUIPMENT, NET	140,541	117,398	2,315
OTHER ASSETS
Deposits	18,100	515,000
Intangibles, net	1,055,611	537,884	33,951
Total other assets	1,073,711	1,052,884	33,951
Total assets	4,386,925	4,862,328	1,502,285
Accounts payable:
Trade	1,511,901	995,105	48,166
Related party	755,529	331,337	30,101
Accrued liabilities	633,603	1,313,970	36,008
Deferred revenue	655,876	48,130
Customer deposits	405,470	754,545
Total current liabilities	3,962,379	3,443,087	114,275
LONG TERM LIABILITIES
Loan from officer			489,899
Common stock warrant liability	3,961,873	11,242,800
Total long term liabilities	3,961,873	11,242,800	489,899
Total liabilities	7,924,252	14,685,887	604,174
Commitments and contingencies - Note 13
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.0001 par value; 14,000,000 shares authorized, 4,578,070 and 1,369,735 shares issued and outstanding at March 31, 2016 and December 31, 2015, respectively	458	137
Common stock, $0.0001 par value; 29,000,000 shares authorized; 9,720,218 and 8,836,421 shares issued and outstanding at March 31, 2016 and December 31, 2015, respectively	972	884	364
Additional paid in capital	8,412,176	262,496	1,009,737
Accumulated deficit	(11,950,933)	(10,087,076)	(111,990)
Total stockholders equity (deficit)	(3,537,327)	(9,823,559)	898,111
Total liabilities and stockholders' equity (deficit)	$ 4,386,925	$ 4,862,328	$ 1,502,285